Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation
The consolidated and carve-out financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and comply with the Swiss law.
The accompanying consolidated and carve-out financial statements reflect the following financial information:
•the carve-out results of operations of the Apraglutide Business from January 1, 2019 to June 30, 2019 (“Pre-Spin-off Period” or “Carve-out Period”), which have been prepared on a carve-out basis; and
•the consolidated financial position of the Group as of December 31, 2021, 2020 and 2019 and the consolidated results of operations of the Group for the years ended December 31, 2021 and 2020, and for the period from July 1, 2019 to December 31, 2019, which have been prepared on a consolidated basis (together, the “Consolidated and Carve-out Financial Statements”).
As IFRS does not provide any guidance for the preparation of carve-out financial statements, IAS 8.12 has been followed. IAS 8.12 requires that the latest pronouncements of other standard setters, other accounting literature and accepted industry practice should be considered. The information for the period from January 1, 2019 to June 30, 2019 was derived from the Parent Group’s historical accounting records as described below in “Carve-out approach (Pre-Spin-off Period)”.
The Consolidated and Carve-out Financial Statements have been prepared on a historical cost basis, except for the contingent consideration liabilities (Note 19) and the Convertible loans (Note 24) that have been measured at fair value.
The Consolidated and Carve-out Financial Statements are presented in United States Dollars (“USD”) and the functional currency of the Company is Swiss Francs (“CHF”).The Consolidated and Carve-out Financial Statements are presented in USD given the fact that the Company is publicly listed in the United States of America (“USA”).
Prior to the five-to-one reverse split of all issued shares effected on April 1, 2021, 44 ordinary shares, 25 series A1 preferred shares and 46 series A2 preferred shares, each with a nominal value of CHF 0.01 per share, were issued by way of conversion of equity surplus into share capital to balance fractional shares. Accordingly, all shares, share-based and per share amounts for all periods have been presented based on the adjusted number of shares, where applicable, to reflect this reverse share split and related capital increase in the Consolidated and Carve-out Financial Statements for the year ended December 31, 2020.
The Consolidated and Carve-out Financial Statements were approved and authorized for issuance by the board of directors of the Company on April 6, 2022.
Carve-out approach (Pre-Spin-off Period)
Through the reorganization, as described above, the Company became the holding company of the Apraglutide Business now comprising the Group, which was under the common control of the Parent Group’s shareholders before and after the reorganization. Accordingly, the Consolidated and Carve-out Financial Statements were prepared as if the reorganization had been completed at the beginning of the reporting period using the book values of the Parent Group. Prior to the Spin-off, the Apraglutide Business had not presented standalone financial statements on a consolidated basis. As a result, financial information for the period from January 1, 2019, to June 30, 2019, was derived from THAG’s historical financial records as if the Apraglutide Business had been a standalone business. Accordingly, the financial information for the periods prior to the Spin-off is shown on a carve-out basis to present the results of operations and the costs of doing business.
All transactions and balances between the Apraglutide Business and THAG during the period prior to the Spin-off, which were not historically settled in cash, were considered to be effectively settled in cash in the Consolidated and Carve-out Financial Statements at the time the transaction was recorded. The total net effect of the settlement of these transactions between the Group and THAG were reflected in the consolidated and carve-out statement of cash flows as “Net transactions with the Parent Group” as financing activity and in the consolidated and carve-out statement of financial position and the consolidated and carve-out statement of changes in equity as “Net parent investment”, which includes the “Expenses and payments incurred by parent on behalf of the Apraglutide Business”.
During the Pre-Spin-off Period, the Group’s equity balance represented the excess of total assets over total liabilities and was recorded within the account “Net parent investment”. “Net parent investment” represents the cumulative investment by the Parent Group in the Group through the Spin-off date. In connection with the Spin-off, the Group’s “Net parent investment” balance was reclassified to capital reserves.
The Apraglutide Business was managed separately from THAG’s other product candidates and did not have significant intercompany relationships with THAG other than incidental general and administrative functions. The related party transactions with the Parent Group prior to the Spin-off are disclosed within Note 26.3.
The carve-out financial information includes the historical amounts derived from the financial records of THAG, and also includes expense allocations based on actual costs incurred by THAG primarily for: 1) certain corporate functions provided by THAG related to legal and other shared services, and 2) employee-related expenses for senior management and other shared employees. These expenses have been allocated based on direct usage when identifiable, with the remainder allocated to the Apraglutide Business proportionately to direct research and development (“R&D”) expenses, which management believes is a reasonable basis of cost allocation. The Group considers the basis on which the expenses have been allocated to be a reasonable representation of the utilization of services provided during the Pre-Spin-off Period. However, the allocations may not reflect the expense that would have incurred if the Apraglutide Business operated as an independent business for the period prior to the separation.
Prior to the separation, the Pre-Spin-off Period includes certain assets and liabilities that were historically held at the Parent Group level but were specifically identifiable or attributable to the Apraglutide Business, such as the contingent consideration liabilities, goodwill, intangible assets, and net pension liabilities. Except for net pension liabilities, the assets and liabilities that were historically held at the Parent Group level and were attributed to the Apraglutide Business resulted from THAG’s purchase of GlyPharma. Net pension liabilities associated with the defined benefit plan historically sponsored by the Parent Group have been included in the Pre-Spin-off Period, since the defined benefit plan was transferred from the Parent Group to the Group as part of the Spin-off. Refer to Note 20 for a further description of net pension liabilities, which were assumed by the Group for those employees that were transferred as part of the Spin-off.
Consolidation
Subsequent to the Spin-off on July 1, 2019, the Group’s financial information is prepared on a consolidated basis, for which the consolidation policies are described below.
The Group consolidates the assets, liabilities, income and expenses and cash flows of the subsidiaries which the Group controls. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
Specifically, the Group controls an investee if and only if it has:
•Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
•Exposure, or rights, to variable returns from its involvement with the investee, and
•The ability to use its power over the investee to affect its returns.
The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses and cash flows of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.
When necessary, adjustments are made to the financial statements of the subsidiaries to bring their accounting policies in line with the Group’s accounting policies. Intercompany transactions, balances and unrealized gains/losses on transactions between Group companies are eliminated upon consolidation.

Use of estimates in financial statement presentation	The preparation of Consolidated and Carve-out Financial Statements in conformity with IFRS required management to make estimates and assumptions that affected the reported amounts of income, expenses, assets and liabilities, and the disclosures of contingent consideration liabilities, among others, at the date of the financial statements. The actual outcome may differ from the assumptions and estimates made. If such estimates and assumptions, which are based on management’s best judgment at the date of the financial statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate in the year in which the circumstances change. The areas involving higher degrees of judgment or complexity or where assumptions and estimates are significant to the Consolidated and Carve-out Financial Statements are disclosed in Note 4.
Segment reporting	Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The Chief Executive Officer (“CEO”) has been identified as the Chief Operating Decision Maker (“CODM”). The CODM reviews the operating results and operating plans of the Group and makes resource allocation decisions on a company-wide basis.
Current versus non-current classification
The Group presents assets and liabilities in the consolidated and carve-out statement of financial position based on current/non-current classification. An asset is current when it is:
•Expected to be realized or intended to be sold or consumed in normal operating cycle, which is 12 months,
•Held primarily for the purpose of trading,
•Expected to be realized within 12 months after the reporting period, or
•Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period.
All other assets are classified as non-current.
A liability is current when:
•It is expected to be settled in normal operating cycle, which is 12 months,
•It is held primarily for the purpose of trading,
•It is due to be settled within 12 months after the reporting period, or
•There is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period.
The Group classifies all other liabilities as non-current.
Deferred tax assets and liabilities are classified as non-current assets and liabilities, respectively.

Foreign currency translation	Functional and presentation currency
Items included in the Consolidated and Carve-out Financial Statements of the Group are measured using the currency of the primary economic environment in which the individual companies operate (the “functional currency”). The presentation currency of the Group is USD.
(b)Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates at the reporting date. Foreign exchange gains and losses resulting from the settlement or translation of monetary assets and liabilities denominated in foreign currencies are recognized through profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transaction.
(c)Group companies
Assets and liabilities of Group companies that are using a functional currency different from the presentation currency of the Group are translated into the presentation currency using year-end exchange rates. Income and expenses and cash flows are translated at average exchange rates. When an average rate does not approximate the actual rate as of the date of the transaction for material one-off transactions, the actual rate is used. All resulting translation differences are recognized directly in other comprehensive income or loss (“OCI”). Upon divestment of a foreign entity, the identified cumulative currency translation difference related to that foreign entity is recognized through profit or loss as part of the gain or loss on divestment.

Property, plant and equipment
Property, plant and equipment is stated at historical cost less depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of an asset. Subsequent costs are included in the assets’ carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost can be reliably measured. All other repairs and maintenance costs are charged through profit or loss during the financial period in which they are incurred. Gain or loss on disposals is determined by comparing proceeds from disposal with the carrying amount and is included in profit or loss.
Depreciation of property, plant and equipment is calculated using the straight-line method to allocate costs less residual values over the assets’ estimated useful lives, as follows:
•Office Equipment: 4 years
•Laboratory Equipment: 4 years
•IT Equipment: 2.5 years
The assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting date.

Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.
Internally developed intangible assets, excluding capitalized development costs, are not capitalized and the related expenditure is reflected through profit or loss in the period in which the expenditure is incurred.
The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite lives are amortized over the useful economic life and are assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits provided by the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite useful lives is recognized through profit or loss. Intangible assets with indefinite lives are not amortized but assessed for impairment annually.

Research and development expenses	R&D costs consist primarily of remuneration and other expenses related to R&D personnel expenses, costs associated with preclinical testing and clinical trials of product candidates, expenses for R&D services under collaboration agreements, outsourced R&D expenses and depreciation and amortization expenses. Expected but not yet invoiced R&D expenses are accrued if they relate to the current financial period.
Research costs are expensed as incurred, as these expenses do not meet the criteria for capitalization. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:
•The technical feasibility of completing the intangible asset so that the asset will be available for use or sale,
•Its intention to complete and its ability and intention to use or sell the asset,
•How the asset will generate future economic benefits,
•The availability of resources to complete the asset, and
•The ability to measure reliably the expenditure during development.
Amortization of capitalized intellectual property research and development (“IPR&D”) starts once the development is complete and the asset is available for use, which is usually the point in time at which marketing approval is granted by the relevant authority. Before that date, capitalized IPR&D is tested at least annually for impairment, irrespective of whether any indication of impairment exists.

Business combinations, goodwill and asset acquisitions
Business combinations are accounted for using the acquisition method. The cost of an acquisition is determined as the aggregate of the consideration transferred, measured at acquisition date fair value and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and are included in general and administrative expenses based on their function.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as of the acquisition date.
Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 “Financial Instruments” (“IFRS 9”) is measured at fair value with changes in fair value recognized through profit or loss. If the contingent consideration is not within the scope of IFRS 9, it is measured in accordance with the appropriate standards under IFRS. Contingent consideration that is classified as equity is not remeasured and subsequent settlement is accounted for within equity.
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, the gain is recognized through profit or loss.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purposes of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units (“CGUs”) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Goodwill is tested for impairment annually as of December 31 and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill is allocated to. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
Where goodwill has been allocated to a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.
Asset acquisitions are acquisitions that do not qualify as business combinations under IFRS 3. IFRS 3 allows the use of an optional concentration test to determine if an acquisition is a business combination or an asset acquisition. Under the optional concentration test, the test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If so, the assets acquired would not represent a business and no further analysis is required.
Assets acquired in an asset acquisition are initially recognized, at the date of acquisition at cost. Costs directly attributable to the acquisition of such assets are included in the initial carrying amount. Contingent consideration in connection with the acquisition of assets, paid upon achievement of performance-related milestones and increasing the utility of the asset, is included in the carrying amount of the asset and the respective liability is recognized when the contingent consideration payment becomes probable. The Group does not recognize the liability at the date of acquisition if at that date it is not clear that there is an obligation before the uncertainty is resolved.

Leases
Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group, unless the lease qualifies for one of the exclusions detailed below.
On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease. If that rate cannot be readily determined, the Group’s incremental borrowing rate is used. After the commencement date, the Group measures the lease liability using the effective interest rate method.
On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.
In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).
Payments associated with short-term leases (lease term of 12 months or less) and with leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss.
As of December 31, 2021, 2020 and 2019 the Group had leases of office space and car parking spaces. Refer to Note 27 for further information on the Group’s leases.
Impairment of non-financial assets	The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. Non-financial assets, excluding goodwill, are reviewed for possible reversal of previously recognized impairment at each reporting date.
The Group reviews, at least on annual basis, the recoverable amount of the intangible assets and goodwill described in Note 14. Such recoverable amount is the higher of the fair value less costs of disposal and the value in use. For the purposes of the determination of the value in use, the Company estimates the present value of the future cash flows expected, which include among other aspects:
•Estimates and assumptions about the future cash flows that the Group expects to obtain from the cash generating units.
•Expectations about possible variations in the amount or timing of those future cash flows.
•The time value of money represented by the current market risk-free rate of interest.
•The price for bearing the uncertainty inherent in the cash generating units.
•Other factors, such as illiquidity, that market participants would reflect in pricing the expected future cash flows.

Financial assets
The Group only has financial assets classified within the category “financial assets at amortized cost”. The classification at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group’s financial assets at amortized cost include receivables that are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.
These assets are measured initially at their fair value plus transaction costs and are subsequently measured at amortized cost using the effective interest rate method and are subject to impairment.
A financial asset is derecognized when:
•the contractual rights to the cash flows from the asset have expired; or
•the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECLs”) for all financial assets not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Cash and cash equivalents	Cash and cash equivalents include cash on hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less. This definition is also used for the purposes of the statement of cash flows.
Current income tax	Income tax expense for the period is comprised of current and deferred tax. Income tax is recognized through profit or loss, except to the extent that it relates to items recognized in OCI or directly in equity. In this case, the income tax is also recognized in OCI or directly in equity, as applicable.
Deferred income tax	Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, no deferred tax assets or liabilities are recognized in a transaction that is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred offering costs	Deferred offering costs consist principally of incremental legal and underwriting fees that are directly related to the Group’s IPO. There were no deferred offering costs capitalized as of December 31, 2019. Deferred offering costs capitalized as of December 31, 2020, amounted to USD 503 thousand and were included in other current assets (Note 16). As of April 2021, such costs have been offset against proceeds from the IPO upon completion. No further offering costs have been deferred nor capitalized as of December 31, 2021.
Financial liabilities
The Group’s financial liabilities include trade and other payables, contingent consideration liabilities, and Convertible loans. The Group classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was incurred. The Group’s accounting policy for each category is described below:
Fair value through profit or loss (“FVTPL”)
This category comprises contingent consideration liabilities and Convertible loans designated at FVTPL. They are recognized initially at fair value and subsequently remeasured to fair value at each reporting date with changes in the carrying value recognized in profit or loss.
When a financial liability contains one or more embedded derivatives, the Group has elected to designate the entire hybrid contract at FVTPL.
Other financial liabilities
This category comprises trade payables and other payables that are recognized initially at fair value net of directly attributable transaction costs and are subsequently measured at amortized cost using the effective interest rate method, with interest expense recognized on an effective yield basis.
The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or expired.

Share capital	Financial instruments issued by the Group are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. Ordinary shares as well as preferred shares are classified as equity.
Fair values
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability, or
•In the absence of a principal market, in the most advantageous market for the asset or liability.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level of input that is significant to the fair value measurement as a whole:
•Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities,
•Level 2 - Valuation techniques for which the lowest level of input that is significant to the fair value measurement is directly or indirectly observable, or
•Level 3 - Valuation techniques for which the lowest level of input that is significant to the fair value measurement is unobservable.
The fair values of financial assets and liabilities at the reporting date are not materially different from their reported carrying values unless specifically mentioned in the notes to the Consolidated and Carve-out Financial Statements.

Employee benefits	General
Wages, salaries, social security contributions, paid annual leave and sick leave, bonuses, and non-monetary benefits are accrued in the period in which the associated services are rendered by employees of the Group.
(b)Net pension liabilities
The cost of providing benefits under the defined benefit plan is determined using the Projected Unit Credit method.
Remeasurements, comprising of actuarial gains and losses, the effect of the asset ceiling, excluding net interest (not applicable to the Group) and the return on plan assets (excluding net interest), are recognized immediately in the statement of financial position with a corresponding debit or credit to accumulated losses through OCI in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.
Past service costs are recognized through profit or loss on the earlier of:
•The date of the plan amendment or curtailment, or
•The date on which the Group recognizes related restructuring costs.
Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognizes the following changes in the net defined benefit obligation as “employee expenses” (either within R&D expenses or within general and administrative expenses depending on their function) through profit or loss:
•Service costs comprised of current service costs, past service costs, gains and losses on curtailments and non-routine settlements, and
•Net interest expense or income.

Equity-settled share-based payments
The Group has offered equity-settled share-based payments to employees, board members, and certain external consultants providing services similar to those rendered by employees. These share-based payments are measured at the fair value of the equity instruments at the grant date.
The fair value determined at the grant date of the equity-settled share-based payments, less the acquisition cost to the beneficiary, if applicable, is expensed over the period in which the service and, where applicable, the other vesting conditions are fulfilled (the vesting period) based on the Group’s estimate of equity instruments that will eventually vest.
The cost is recognized within R&D expenses or within general and administrative expenses depending on their function with a corresponding increase to equity (accumulated losses).
The estimate of the number of awards which will vest is revised at each reporting date. The change in estimate will be recorded as expense (or credit) in profit or loss with a corresponding correction in equity. If a modification of a share-based payment transaction occurs and this modification increases the fair value of the equity instruments granted, the incremental fair value granted is included in the measurement of the amount recognized for the services received over the remainder of the vesting period. The incremental fair value is the difference between the fair value of the modified equity instrument and that of the original equity instrument; both values are estimated as at the modification date. An expense based on the incremental fair value is recognized in addition to any amount in respect of the original instrument, and the original amount is continued to be recognized over the remainder of the original vesting period.
If the terms or conditions of the equity instruments granted are modified in a manner that reduces the total fair value of the share-based payment arrangement, or is not otherwise beneficial to the employee, the services received shall continue to be accounted for as consideration for the equity instruments granted as if that modification had not occurred.

New and amended Standards and Interpretations that are mandatorily effective for the current year (2021)	New and amended Standards and Interpretations that are mandatorily effective for the current year (2021)
For the current year, the Group has applied the following new and amended Standards and Interpretations:
•Amendments to IFRS 16 “Covid-19-related Rent Concessions” (effective from annual period beginning on or after June 1 2020) – no material impact.
•Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 “Interest Rate Benchmark Reform Phase 2” (effective from annual period beginning on January 1, 2021) – no material impact.

Standards and Interpretations in issue but not yet effective	Standards and Interpretations in issue but not yet effective
As of December 31, 2021, the Group has not adopted the following Standards that have been issued but are not yet effective. They will be effective on or after the dates described below.
The Group does not expect any significant impact from the new or amended Standards and Interpretations mentioned below:
•Amendments to IFRS 16 “Covid-19-related Rent Concessions beyond 30 June 2021” (effective from annual period beginning on or after April 1, 2021)
•Amendments to IFRS 17 “Insurance Contracts” (effective from annual period beginning on January 1, 2023)
•Amendments to IAS 16 “Property, Plant and Equipment”: Proceeds before Intended Use (effective from annual period beginning on January 1, 2022)
•Amendments to IFRS 3: Reference to the Conceptual Framework (effective from annual period beginning on January 1, 2022)
•Amendments to IAS 37 “Onerous Contracts” –Costs of Fulfilling a Contract (effective from annual period beginning on January 1, 2022)
•IFRS 9 “Financial Instruments” – Fees in the ’10 per cent’ test for derecognition of financial liabilities (effective from annual period beginning on January 1, 2022)
•Amendment of Illustrative example 13 of IFRS 16 (effective from annual period beginning on January 1, 2022)
•IFRS 1 “First-time Adoption of International Financial Reporting Standards” – Subsidiary as a first-time adopter (effective from annual period beginning on January 1, 2022)
•IAS 41 “Agriculture” – Taxation in fair value measurements (effective from annual period beginning on January 1, 2022)
•Amendments to IAS 1 - Classification of Liabilities as Current or Non-current (effective from annual period beginning on January 1, 2023)
•Amendments to IAS 1 – Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (effective from annual period beginning on January 1, 2023)
•Amendments to IAS 8 Accounting Estimates and Errors: Definition of Accounting Estimates (effective from annual period beginning on January 1, 2023)
•Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective from annual period beginning on January 1, 2023)
None of the Standards and Interpretations mentioned above will be applied before their effective date.